Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Units Representing Limited Partner Interests
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit | $ / shares	11.19
Maximum Aggregate Offering Price	$ 111,900,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,453.39
Offering Note
(1)    Amount to be registered consists of 10,000,000 units of Registrant’s Common Units Representing Limited Partner Interests, to be issued pursuant to the grant or exercise of awards to participants under the NGL Energy Partners LP 2025 Long-Term Incentive Plan (the “2025 Plan”). Pursuant to Rule 416(c) under the Securities Act of 1933, as amended, this Registration Statement also includes an indeterminable number of additional units that may become issuable in accordance with the adjustment and anti-dilution provisions of the 2025 Plan.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices of the Registrant’s Common Units Representing Limited Partner Interests as reported on the New York Stock Exchange on February 4, 2026.